Quarterly Holdings Report
for
Fidelity® MSCI Materials Index ETF
April 30, 2020
T08-QTLY-0620
1.9584816.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 64.8%
Commodity Chemicals – 7.2%
AdvanSix, Inc. (a)	4,585	$ 55,845
Cabot Corp.	9,389	318,193
Dow, Inc. (a)	122,446	4,492,544
Hawkins, Inc.	1,562	58,466
Koppers Holdings, Inc. (a)	3,453	54,419
Kronos Worldwide, Inc.	3,799	36,052
LyondellBasell Industries N.V. Class A	44,046	2,552,466
Olin Corp.	26,388	352,280
Tredegar Corp.	4,405	72,594
Trinseo S.A.	6,452	131,943
Tronox Holdings PLC Class A (a)	15,263	104,094
Valvoline, Inc.	31,127	535,073
Westlake Chemical Corp.	6,346	275,734
		9,039,703
Diversified Chemicals – 1.8%
Eastman Chemical Co.	22,455	1,358,752
Huntsman Corp.	33,508	563,269
The Chemours Co.	27,050	317,297
		2,239,318
Fertilizers & Agricultural Chemicals – 6.2%
American Vanguard Corp.	4,455	55,999
CF Industries Holdings, Inc.	35,906	987,415
Corteva, Inc. (a)	123,586	3,236,717
FMC Corp.	21,404	1,967,028
Intrepid Potash, Inc. (a)	16,153	15,557
The Mosaic Co.	59,419	683,913
The Scotts Miracle-Gro Co.	6,911	857,171
		7,803,800
Industrial Gases – 19.5%
Air Products & Chemicals, Inc.	36,401	8,211,338
Linde PLC	88,706	16,321,017
		24,532,355
Specialty Chemicals – 30.1%
Albemarle Corp.	17,509	1,075,578
Amyris, Inc. (a)	8,691	23,466
Ashland Global Holdings, Inc.	9,940	613,199
Axalta Coating Systems Ltd. (a)	34,874	688,413
Balchem Corp.	5,312	474,043
Celanese Corp.	19,961	1,658,160
Chase Corp.	1,248	117,636
DuPont de Nemours, Inc.	122,332	5,752,051
Ecolab, Inc.	42,839	8,289,346
Element Solutions, Inc. (a)	37,373	383,073
Ferro Corp. (a)	12,831	127,925
FutureFuel Corp.	4,312	44,759
GCP Applied Technologies, Inc. (a)	10,779	184,536
HB Fuller Co.	8,403	309,146
Ingevity Corp. (a)	6,894	357,936
Innospec, Inc.	4,038	292,836
International Flavors & Fragrances, Inc.	16,751	2,194,883

	Shares	Value

Kraton Corp. (a)	5,215	$ 81,406
Livent Corp. (a)	24,054	149,135
Minerals Technologies, Inc.	5,740	252,790
NewMarket Corp.	1,479	608,520
PolyOne Corp.	14,927	347,650
PPG Industries, Inc.	39,048	3,546,730
PQ Group Holdings, Inc. (a)	6,785	79,520
Quaker Chemical Corp.	2,198	334,360
Rayonier Advanced Materials, Inc.	10,457	18,613
RPM International, Inc.	21,414	1,422,104
Sensient Technologies Corp.	6,975	333,335
Stepan Co.	3,349	319,495
The Sherwin-Williams Co.	13,719	7,358,460
Venator Materials PLC (a)	8,766	11,133
WR Grace & Co.	9,926	468,805
		37,919,042
TOTAL CHEMICALS		81,534,218
CONSTRUCTION MATERIALS – 4.2%
Construction Materials – 4.2%
Eagle Materials, Inc.	6,879	419,688
Forterra, Inc. (a)	3,442	28,087
Martin Marietta Materials, Inc.	10,321	1,963,364
Summit Materials, Inc. Class A (a)	18,499	279,520
United States Lime & Minerals, Inc.	373	29,877
US Concrete, Inc. (a)	2,625	50,347
Vulcan Materials Co.	21,856	2,469,072
TOTAL CONSTRUCTION MATERIALS		5,239,955
CONTAINERS & PACKAGING – 14.9%
Metal & Glass Containers – 6.1%
AptarGroup, Inc.	10,556	1,130,337
Ball Corp.	51,319	3,366,013
Berry Global Group, Inc. (a)	21,814	867,979
Crown Holdings, Inc. (a)	22,381	1,441,560
Greif, Inc. Class A	4,324	146,541
Greif, Inc. Class B	731	29,057
Myers Industries, Inc.	5,295	65,446
O-I Glass, Inc.	25,643	211,298
Silgan Holdings, Inc.	12,812	442,014
		7,700,245
Paper Packaging – 8.8%
Amcor PLC (a)	267,541	2,399,843
Avery Dennison Corp.	13,789	1,522,168
Graphic Packaging Holding Co.	47,929	639,852
International Paper Co.	61,514	2,106,855
Packaging Corp. of America	15,631	1,510,736
Sealed Air Corp.	25,516	729,502
Sonoco Products Co.	16,529	807,276

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Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Westrock Co.	42,587	$ 1,370,876
		11,087,108
TOTAL CONTAINERS & PACKAGING		18,787,353
METALS & MINING – 14.7%
Aluminum – 0.5%
Alcoa Corp. (a)	30,574	249,178
Arconic Corp. (a)	16,034	139,817
Century Aluminum Co. (a)	8,908	38,750
Kaiser Aluminum Corp.	2,619	189,170
		616,915
Copper – 1.7%
Freeport-McMoRan, Inc.	239,596	2,115,633
Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	5,581	274,362
Materion Corp.	3,356	173,639
		448,001
Gold – 7.6%
Coeur Mining, Inc. (a)	39,583	166,644
McEwen Mining, Inc. (a)	52,942	50,978
Newmont Corp.	135,384	8,052,640
Royal Gold, Inc.	10,831	1,327,123
		9,597,385
Silver – 0.2%
Hecla Mining Co.	81,650	214,740
Steel – 4.4%
Allegheny Technologies, Inc. (a)	20,777	156,035
Carpenter Technology Corp.	7,865	174,367
Cleveland-Cliffs, Inc.	65,356	286,259
Commercial Metals Co.	19,621	312,759
Contura Energy, Inc. (a)	2,999	11,456
Haynes International, Inc.	2,082	46,012
Nucor Corp.	50,071	2,062,424
Reliance Steel & Aluminum Co.	11,007	986,007
Ryerson Holding Corp. (a)	2,766	12,779
Schnitzer Steel Industries, Inc. Class A	4,398	68,433
Steel Dynamics, Inc.	35,578	863,478
SunCoke Energy, Inc.	14,398	45,354
TimkenSteel Corp. (a)	6,241	16,227
United States Steel Corp.	28,015	215,155

	Shares	Value

Warrior Met Coal, Inc.	8,169	$102,521
Worthington Industries, Inc.	6,452	170,591
		5,529,857
TOTAL METALS & MINING		18,522,531
PAPER & FOREST PRODUCTS – 1.2%
Forest Products – 0.5%
Boise Cascade Co.	6,423	200,847
Louisiana-Pacific Corp.	19,423	388,460
		589,307
Paper Products – 0.7%
Clearwater Paper Corp. (a)	2,751	65,859
Domtar Corp.	9,437	220,448
Mercer International, Inc.	7,063	71,195
Neenah, Inc.	2,770	135,342
PH Glatfelter Co.	7,276	106,230
Schweitzer-Mauduit International, Inc.	5,083	163,774
Verso Corp. Class A (a)	5,758	79,979
		842,827
TOTAL PAPER & FOREST PRODUCTS		1,432,134
TOTAL COMMON STOCKS (Cost $163,476,418)		125,516,191
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $189,000)	189,000	189,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $163,665,418)		125,705,191
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		118,548
NET ASSETS – 100.0%		$ 125,823,739

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $29,590 of cash collateral to cover margin requirements for futures contracts.
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Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Micro Russell 2000 Index Future Contracts	9	June 2020	$ 58,802	$ 9,047	$ 9,047
CME E-mini S&P Materials Select Sector Index Future Contracts	4	June 2020	219,080	24,990	24,990
Total Equity Index Contracts					$ 34,037
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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